SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS A, CLASS C, CLASS I AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class A, Class C, Class I and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Funds Ultra Short Income, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income and Pacific Funds High Income - At a Board meeting held on December 10, 2019, the Board approved Pacific Asset Management LLC to be sub-adviser to these Funds effective December 31, 2019.  Prior to December 31, 2019, Pacific Asset Management LLC was named Pacific Asset Management and managed these Funds as a division of Pacific Life Fund Advisors LLC, the investment adviser to the Funds.

Effective December 31, 2019, all references in the Prospectus to “Pacific Asset Management, a division of PLFA” or “Pacific Asset Management” are deleted and replaced with “Pacific Asset Management LLC.”

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In addition, the fourth sentence of the first paragraph is revised as follows:

PLFA has retained other portfolio management firms to manage the Underlying Funds.  Pacific Asset Management LLC manages Pacific Funds Ultra Short Income, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income and Pacific Funds High Income (together, the “PF Fixed Income Funds”).

The sixth sentence of the first paragraph is revised as follows:

More information on PLFA, Pacific Asset Management LLC and Rothschild & Co can be found in the About Management section of this prospectus.

Disclosure Changes to the About Management section

The second sentence of the first paragraph is deleted and replaced with the following:

PLFA and the sub-advisers are each a “Manager” and together the “Managers.”

The third sentence of the third paragraph is deleted.

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The heading and firm description in the Pacific Asset Management table are deleted and replaced with the following:

Pacific Asset Management LLC (formerly named Pacific Asset Management)
840 Newport Center Drive, 7th Floor, Newport Beach, California 92660

Pacific Asset Management LLC (“Pacific Asset Management”) is a registered investment adviser that provides investment services to a variety of clients. As of September 30, 2019, Pacific Asset Management’s total assets under management were approximately $12.1 billion.

All Funds – At a Board meeting held on December 10, 2019, the Board approved a new PF Administration Agreement to replace the existing PF Administration and Shareholder Services Agreement effective January 1, 2020.  The existing PF Administration and Shareholder Services Agreement had established an administration fee ranging from 0.15% to 0.30% depending on the share class of the Fund.  The new PF Administration Agreement establishes a uniform 0.15% administration fee for each share class of each Fund and reassigns various expenses currently paid by the Funds to be paid by the administrator from the administration fee.  The new PF Administration Agreement also reassigns external Fund accounting and sub-administration expenses currently paid by the administrator from the administration fee to be paid by the Funds. This change is expected to have no impact to net operating expenses paid by shareholders of the Funds.

Disclosure Changes to the Additional Information About Fees and Expenses section

The first sentence of the third paragraph is deleted and replaced with the following:

Operating expenses paid by each Fund include the costs of administration services, distribution services (under a 12b-1 plan for Class C) and shareholder services (under a non-12b-1 plan for Class A) along with external accounting and sub-administration services for the Funds.

In the Additional Information About Operating Expenses subsection, the first paragraph of the Other Expenses subsection is deleted and replaced with the following:

The Other Expenses line item in the Annual Fund Operating Expenses table for each Fund in the Fund Summaries section includes, but is not limited to, the expenses of external audit, accounting, tax, custody, legal, and pricing and valuation services; regulatory documents (preparation, printing and mailing); repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any); and expenses for the 0.15% administration fee paid to Pacific Life Insurance Company (“Pacific Life”) as an annual percentage of average daily net assets for each Fund.  The administration fee is for procuring or providing administration, transfer agency and sub-transfer agency, shareholder and support services (such as internal legal, compliance and accounting services).  For the Portfolio

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Optimization Funds, the administration fee is 0.15% for each Fund, each of which invests in Underlying Funds that also each have an administration fee of 0.15%.

In the Operating Expense Reimbursements subsection, the fourth and fifth sentences in the first paragraph are deleted and replaced with the following:

These operating expenses include, but are not limited to: the administration fee paid to Pacific Life; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses. These operating expenses do not include: management fees; distribution and/or service fees, if any; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business.

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SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, PF Multi-Fixed Income Fund and the PF Multi-Asset Fund — At a Board meeting held on December 10, 2019, the Board approved Pacific Asset Management LLC to be sub-adviser to these Funds effective December 31, 2019.  Prior to December 31, 2019, Pacific Asset Management LLC was named Pacific Asset Management and managed these Funds as a division of Pacific Life Fund Advisors LLC, the investment adviser to the Funds.

Effective December 31, 2019, all references in the Prospectus to “Pacific Asset Management, a division of PLFA” or “Pacific Asset Management” are deleted and replaced with “Pacific Asset Management LLC.”

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In addition, the second sentence of the second paragraph is revised as follows:

PLFA has retained other portfolio management firms (or sub-advisers) to manage the Underlying Funds.

Disclosure Changes to the About Management section

The second sentence of the third paragraph is deleted.

The heading and firm description in the Pacific Asset Management table are deleted and replaced with the following:

Pacific Asset Management LLC (formerly named Pacific Asset Management)
840 Newport Center Drive, 7th Floor, Newport Beach, California 92660

Pacific Asset Management LLC (“Pacific Asset Management”) is a registered investment adviser that provides investment services to a variety of clients. As of September 30, 2019, Pacific Asset Management’s total assets under management were approximately $12.1 billion.

All Funds - At a Board meeting held on December 10, 2019, the Board approved a new PF Administration Agreement to replace the existing PF Administration and Shareholder Services Agreement effective January 1, 2020.  The existing PF Administration and Shareholder Services Agreement had established an administration fee of 0.15% for Class P shares of the Fund, which

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remains unchanged with the new PF Administration Agreement.  However, the new PF Administration Agreement reassigns various expenses currently paid by the Funds to be paid by the administrator from the administration fee.  The new PF Administration Agreement also reassigns external Fund accounting and sub-administration expenses currently paid by the administrator from the administration fee to be paid by the Funds.  This change is expected to have no impact to net operating expenses paid by shareholders of the Funds.

Disclosure Changes to the Additional Information About Fees and Expenses section

The fourth paragraph is deleted and replaced with the following:

Operating expenses paid by each Fund include the costs of administration services and external accounting and sub-administration services for the Funds.  Each Fund also pays PLFA to provide investment advisory services.  PLFA, in turn, pays part of its fee to the Managers.

In the Other Expenses subsection, the first paragraph is deleted and replaced with the following:

The Other Expenses line item in the Annual Fund Operating Expenses table for each Fund in the Fund Summaries section includes, but is not limited to, the expenses of external audit, accounting, tax, custody, legal, and pricing and valuation services; regulatory documents (preparation, printing and mailing); repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any); and expenses for the 0.15% administration fee paid to Pacific Life Insurance Company (“Pacific Life”) as an annual percentage of average daily net assets for each Fund. The administration fee is for procuring or providing administration, transfer agency and sub-transfer agency, shareholder and support services (such as internal legal, compliance and accounting services).

In the Operating Expense Reimbursements subsection, the fourth and fifth sentences in the first paragraph are deleted and replaced with the following:

These operating expenses include, but are not limited to: the administration fee paid to Pacific Life; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses. These operating expenses do not include: management fees; distribution and/or service fees, if any; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business.

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SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS S AND CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class S and Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.  This supplement applies to all Funds in the Prospectus.

At a Board meeting held on on December 10, 2019, the Board of Trustees of Pacific Funds Series Trust approved a change in name for Class S to be renamed Class R6 effective January 1, 2020.

Effective January 1, 2020, all references in the Prospectus to Class S are replaced with Class R6.

Disclosure Changes to the Overview of Class S and Class P Shares section

In addition, the first and second paragraphs are deleted and replaced with the following:

Class R6 shares of the Funds are available for investment by employer sponsored retirement and benefit plans where the employer, administrator, recordkeeper, sponsor, financial intermediary or other appropriate party has entered into an agreement with the  Funds’ administrator, Pacific Life Insurance Company (the “Administrator”), and/or the Funds’ principal underwriter, PSD (the “Distributor”), to make Class R6 shares available to plan participants.  In addition, Class R6 shares of the Funds are available for investment by shareholders of the Predecessor Funds and employees of the subsidiaries of Rothschild North America Inc., including employees of the sub-adviser to the Funds, as well as to PLFA and certain of its affiliates.  Class R6 shares generally are not available to retail non-retirement accounts (unless otherwise specified herein).  There is no minimum for initial purchases of Class R6 shares, except for certain institutional investors who purchase Class R6 shares directly with the Fund’s tranfer agent for which the minimum initial investment is $1,000,000.  No dealer compensation, marketing support payments, or sub-transfer agency fees are paid from fund assets on sales of Class R6 shares.

Class P shares of the Funds are only available for investment by a fund of funds of the Trust (which are offered in a separate prospectus), PLFA, and certain of its affiliates.

Class R6 and Class P shares of the Funds are continuously offered through the Distributor.  The Distributor is an affiliate of PLFA and is also an affiliate of the Administrator.  Class R6 and Class P shares are offered at NAV.

At a Board meeting held on December 10, 2019, the Board approved a new PF Administration Agreement to replace the existing PF Administration and Shareholder Services Agreement effective January 1, 2020.  The existing PF Administration and Shareholder Services Agreement

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had established an administration fee of 0.15% for Class S and Class P shares of the Funds, which remains unchanged with the new PF Administration Agreement.  However, the new PF Administration Agreement reassigns various expenses currently paid by the Funds to be paid by the administrator from the administration fee.  The new PF Administration Agreement also reassigns external Fund accounting and sub-administration expenses currently paid by the administrator from the administration fee to be paid by the Funds.  This change is expected to have no impact to net operating expenses paid by shareholders of the Funds.

Disclosure Changes to the Additional Information About Fees and Expenses section

The first sentence of the third paragraph is deleted and replaced with the following:

Operating expenses paid by each Fund include the costs of administration services and external accounting and sub-administration services for the Funds.

In the Other Expenses subsection, the first paragraph is deleted and replaced with the following:

The Other Expenses line item in the Annual Fund Operating Expenses table for each Fund in the Fund Summaries section includes, but is not limited to, the expenses of external audit, accounting, tax, custody, legal, and pricing and valuation services; regulatory documents (preparation, printing and mailing); repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any); and expenses for the 0.15% administration fee paid to Pacific Life Insurance Company (“Pacific Life”) as an annual percentage of average daily net assets for each Fund.  The administration fee is for procuring or providing administration, transfer agency and sub-transfer agency, shareholder and support services (such as internal legal, compliance and accounting services).

In the Operating Expense Reimbursements subsection, the fourth and fifth sentences in the first paragraph are deleted and replaced with the following:

These operating expenses include, but are not limited to: the administration fee paid to Pacific Life; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses. These operating expenses do not include: management fees; distribution and/or service fees, if any; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business.

Form No.  PFSUP1219

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SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR PACIFIC FUNDS DIVERSIFIED INCOME

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Pacific Funds Diversified Income (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

At a Board meeting held on December 10, 2019, the Board approved Pacific Asset Management LLC to be sub-adviser to Pacific Funds Diversified Income (the “Fund”) effective December 31, 2019.  Prior to December 31, 2019, Pacific Asset Management LLC was named Pacific Asset Management and managed the Fund as a division of Pacific Life Fund Advisors LLC, the investment adviser to the Fund.

Effective December 31, 2019, all references in the Prospectus to “Pacific Asset Management, a division of PLFA” or “Pacific Asset Management” are deleted and replaced with “Pacific Asset Management LLC.”

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In addition, the fourth through sixth sentences of the first paragraph are deleted and replaced with the following:

PLFA has also retained two sub-advisers to manage the Fund.  More information on PLFA and the sub-advisers can be found in the About Management section of this Prospectus.

Disclosure Changes to the About Management section

The second and third sentences of the third paragraph are deleted and replaced with the following:

PLFA has also retained two sub-advisers to manage the Fund.

The heading and firm description in the Pacific Asset Management table are deleted and replaced with the following:

Pacific Asset Management LLC (formerly named Pacific Asset Management)
840 Newport Center Drive, 7th Floor, Newport Beach, California 92660

Pacific Asset Management LLC (“Pacific Asset Management”) is a registered investment adviser that provides investment services to a variety of clients. As of September 30, 2019, Pacific Asset Management’s total assets under management were approximately $12.1 billion.

At a Board meeting held on December 10, 2019, the Board approved a new PF Administration Agreement to replace the existing PF Administration and Shareholder Services Agreement

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effective January 1, 2020.  The existing PF Administration and Shareholder Services Agreement had established an administration fee of 0.30% for Advisor Class shares of the Fund.  The new PF Administration Agreement establishes a 0.15% administration fee for the Fund and reassigns various expenses currently paid by the Fund to be paid by the administrator from the administration fee.  The new PF Administration Agreement also reassigns external Fund accounting and sub-administration expenses currently paid by the administrator from the administration fee to be paid by the Funds.  This change is expected to have no impact to net operating expenses paid by shareholders of the Fund.

Disclosure Changes to the Additional Information About Fees and Expenses section

In the Additional Information About Operating Expenses subsection, the subsection is deleted and replaced with the following:

The Other Expenses line item in the Annual Fund Operating Expenses table for the Fund in the Fund Summary section includes, but is not limited to, the expenses of external audit, accounting, tax, custody, legal, and pricing and valuation services; regulatory documents (preparation, printing and mailing); repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund; and expenses for the 0.15% administration fee paid to Pacific Life Insurance Company (“Pacific Life”) as an annual percentage of average daily net assets for the Fund.  The administration fee is for procuring or providing administration, transfer agency and sub-transfer agency, shareholder and support services (such as internal legal, compliance and accounting services).

In the Operating Expense Reimbursement subsection, the third and fourth sentences in the first paragraph are deleted and replaced with the following:

These operating expenses include, but are not limited to: the administration fee paid to Pacific Life; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses.  These operating expenses do not include: management fees; distribution and/or service fees, if any; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business.

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SUPPLEMENT DATED DECEMBER 23, 2019

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2019

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2019 (the “SAI”), and must be preceded or accompanied by the SAI.  The changes within this supplement are currently in effect unless otherwise noted.  Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Effective January 1, 2020, all references in the SAI to Class S are replaced with Class R6.

Effective December 31, 2019, all references in the SAI to “Pacific Asset Management” are deleted and replaced with “Pacific Asset Management LLC.”

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Developing Growth Fund section, the third sentence is deleted and replaced as follows:

The Fund may also invest up to 10% of its assets collectively in: U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies that are rated investment grade, or if unrated, are of comparable quality as determined by the sub-adviser.

ORGANIZATION AND MANAGEMENT OF THE TRUST

Effective January 1, 2020, in the Management Information section, the following will be added after the information for Trevor T. Smith in the Interested Persons table.

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]

Bonnie J. Boyle Year of birth 1974	Vice President and Assistant Treasurer since 1/1/20	Director (6/17 to present) and Accounting Manager (7/13 to 5/17) of Pacific Life; Assistant Vice President and Assistant Treasurer (1/20 to present) of Pacific Select Fund.	89

Effective January 1, 2020, in the Management Information section, in the Interested Persons table, the following information for Audrey L. Cheng will be deleted and replaced with the following:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]

Audrey L. Cheng Year of birth 1975	Vice President since 12/11/13 and Assistant Secretary since 1/1/20	Assistant Vice President (9/11 to present) of Pacific Life; Assistant Vice President (12/13 to present) and Assistant Secretary (1/20 to present) of Pacific Select Fund.	89

Effective December 31, 2019, in the Investment Adviser section, the fourth sentence of the first paragraph is deleted.

Effective December 31, 2019, the first paragraph following the table in the Investment Advisory Fees Paid or Owed section is deleted.

Effective January 1, 2020, in the Investment Advisory Fees Paid or Owed section, the third paragraph following the table is deleted and replaced with the following:

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets.  These operating expenses include, but are not limited to: the administration fee paid to Pacific Life; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses. These operating expenses do not include: management fees; distribution and/or service fees, if any; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of eacha Fund’s business.

Effective January 1, 2020, the Other Expenses of the Trust section is moved up to precede the second sentence in the second paragraph following the table in the Investment Advisory Fees Paid or Owed.  This second sentence and the disclosure in the Other Expenses of the Trust section are then deleted and replaced with the following:

The Trust is responsible for all of the other expenses of its operations, including, without limitation, the management fee payable to PLFA; costs of trading operations and brokerage fees, commissions and transfer taxes in connection with the purchase and sale of securities for the Funds; interest on borrowings; the costs of any services provided by third parties contracted for by the Trust except for the Trust’s transfer agent and sub-transfer agent services (including but not limited to expenses for the services of external audit, accounting and sub-administration, tax, custody, legal, and pricing and valuation services, preparation, printing and mailing services for regulatory documents; proxy solicitation services; all applicable registration and filing fees required under federal and state securities laws; fidelity bond and directors’ and officers’ liability insurance; repayments to PLFA of amounts that PLFA reimbursed to a Fund pursuant to the terms of the expense limitation agreement for the Fund (if any); expenses for the 0.15% administration fee paid to Pacific Life Insurance Company (“Pacific Life”) as an annual percentage of average daily net assets for each Fund; and fees and expenses of Board members.

Expenses directly attributable to a particular Fund or share class are charged to that Fund or share class, respectively.  Other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

INFORMATION ABOUT THE MANAGERS

Effective December 31, 2019, in the Management Firms section, the second sentence of the first paragraph is deleted.

Effective December 31, 2019, in the Compensation Structures and Methods section, the PLFA/Pacific Asset Management section is deleted and replaced with the following, each section below to be included in alphabetical order:

Pacific Asset Management LLC

Pacific Asset Management LLC (“Pacific Asset Management”) uses a compensation structure that is designed to attract and retain high-caliber investment professionals.  Portfolio managers are compensated based primarily on the scale and complexity of all of their job responsibilities, including but not limited to portfolio responsibilities.  Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

Each portfolio manager is paid a base salary that Pacific Asset Management believes is competitive in light of the portfolio manager’s experience and responsibility.  The base salary may be increased in recognition of the individual’s performance and/or an increase or change in duties and responsibilities.

In addition to a base salary, investment professionals may be eligible to receive annual and long-term incentives, each of which is derived from both quantitative and non-quantitative factors, as described below.  High performing portfolio managers may receive annual and long-term incentives that constitute a substantial portion of their respective total compensation.

Annual Incentive:

Funding for annual incentives is determined based on Pacific Asset Management’s annual revenue.  Certain investment staff may also receive annual incentives that are funded by firm profits. Individual incentive awards are determined on both a quantitative and qualitative basis. Quantitative factors may include, but are not limited to, the pre-tax performance of the applicable portfolio compared to an appropriate benchmark index over one, three and five year periods, and product-based revenue.  Personal contribution to the team, product, and clients are considered as part of the qualitative assessment.  The benchmark used to measure the performance of the portfolio managers for Pacific Funds Ultra Short Income is the Bloomberg Barclays Short Treasury Total Return Index; Pacific Funds Short Duration Income is the Bloomberg Barclays 1-3 Year Government/Credit Index; for Pacific Funds Core Income, the benchmark is the Bloomberg Barclays US Aggregate

Bond Index; for Pacific Funds Strategic Income, the benchmark is the Bloomberg Barclays US Aggregate Bond Index; for Pacific Funds Floating Rate Income, the benchmark is the Credit Suisse Leveraged Loan Index; for Pacific Funds High Income, the benchmark is the Bloomberg Barclays US High Yield 2% Issuer Capped Index, and for Pacific Funds Diversified Income, the benchmark is the S&P 500 Index.  The benchmark used for compensation purposes to measure the performance of the Pacific Asset Management portfolio managers for their portion of the PF Multi-Asset Fund and the PF Multi-Fixed Income Fund is a blended composite consisting of the Bloomberg Barclays US Treasury Bills 3-6 Months Index, Bloomberg Barclays US Treasuries 1-5 Years Index, Bloomberg Barclays US Corporate Bonds 1-3 Years Index, and the U.S. Dollar 3-Month LIBOR rate.  Annual incentives are paid in cash with no deferral.

Long-Term Incentive:

Certain investment professionals are eligible to receive long-term incentive payments. The value of these incentives is tied to the growth in the enterprise value of Pacific Asset Management via a phantom equity plan (a contractual plan that is designed to mimic stock ownership).  Incentives from this plan are determined based on a multiple of firm earnings. Initial allocations of equity have been made based on roles and responsibilities.

Portfolio managers also participate in benefit and retirement plans available generally to all employees.

PLFA

PLFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals.  Portfolio managers are compensated based primarily on the scale and complexity of all of their job responsibilities, including but not limited to portfolio responsibilities.  Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

Each portfolio manager is paid a base salary that PLFA believes is competitive in light of the portfolio manager’s experience and responsibility.  The base salary may be increased in recognition of the individual’s performance and/or an increase or change in duties and responsibilities.

In addition to a base salary, investment professionals may be eligible to receive annual and long-term incentives, each of which is derived from both quantitative and non-quantitative factors, as described below.  High performing portfolio managers may receive annual and long-term incentives that constitute a substantial portion of their respective total compensation.

Annual Incentive:

The financial performance of PLFA and its parent company impact overall funding for annual incentives.  Individual incentive awards are determined on a discretionary basis and consider the individual’s target incentive and personal performance, which may include both quantitative and qualitative factors.  Fund performance is not a specific factor in determining a PLFA portfolio manager’s incentive compensation. However, several factors, including but not limited to an evaluation of sub-adviser selection, appropriate risk positioning, asset class allocation and investment thesis development, are taken into consideration in determining a PLFA portfolio manager’s incentive pay.  Annual incentives are paid in cash with no deferral.

Long-Term Incentive:

Investment professionals are eligible to receive long-term incentive awards on an annual basis.  Awards pay out at the end of three years based on PLFA’s achievement against both quantitative and qualitative factors, with pre-tax fund performance on a rolling three-year time frame as compared against peer group benchmarks approved by the Trust’s Board of Trustees, accounting for the majority of the performance measurement.  Target incentives are based on the individual’s role and responsibilities.  Payments are determined by multiplying the individual’s target award by the PLFA performance factor for the three-year period.  The peer group category for comparison purposes with respect to measuring the performance of the portfolio managers of Pacific Funds Portfolio Optimization Conservative is Morningstar U.S. Fund Allocation – 15% to 30% Equity; for Pacific Funds Portfolio Optimization Moderate-Conservative is Morningstar U.S. Fund Allocation – 30% to 50% Equity; for Pacific Funds Portfolio Optimization Moderate is the Morningstar U.S. Fund Allocation – 50% to 70% Equity; for Pacific Funds Portfolio Optimization Growth is Morningstar U.S. Fund Allocation – 70% to 85% Equity; and for Pacific Funds Portfolio Optimization Aggressive-Growth is Morningstar U.S. Fund Allocation – 85%+ Equity.

Portfolio managers also participate in benefit and retirement plans available generally to all employees.

DISTRIBUTION OF TRUST SHARES

In the Purchases, Redemptions and Exchanges section, the first sentence of the tenth paragraph is deleted and replaced with the following:

Class A or Class C shares of a Fund held by or through a financial intermediary may be converted to a share class of the same Fund that is eligible for fee-based programs (e.g., Advisor Class or Class I) by the intermediary.

OTHER INFORMATION

Effective January 1, 2020, in the Administrative Services section, the first four paragraphs of the section, including the table on page 115 describing the Administration Fee for the share class of each Fund, are deleted and replaced with the following:

Under the PF Administration Agreement with the Trust (“Administration Agreement”), Pacific Life (the “Administrator”), located at 700 Newport Center Drive, Newport Beach,

CA 92660, performs, procures and/or oversees administrative services for each of the Funds. These services include, but are not limited to, procuring and overseeing transfer agency, dividend disbursement and sub-transfer agency services for the Trust, and any and all legal, compliance, and accounting support provided by Pacific Life for the operations of the Trust and to permit the Trust to conduct business as described in its registration statement; and other services necessary for the administration of the Funds’ affairs.

For the services provided by the Administrator under the Administration Agreement, each Fund pays to the Administrator a 0.15% administration fee based on its average daily net assets.

Prior to January 1, 2020, the Funds compensated Pacific Life and PLFA, on an approximate cost basis, for legal, accounting and compliance personnel of Pacific Life and PLFA, including individuals who may be officers of the Funds, for the time spent providing assistance, coordination and supervision in connection with certain of the administrative services provided to the Funds (“Support Services”).  It was not intended that Pacific Life and PLFA would profit from these Support Services.  The Trust paid or owed to Pacific Life and/or PLFA $1,748,594, $1,572,007 and $1,786,834 for Support Services during the fiscal years ended 2019, 2018 and 2017, respectively.  Although these amounts were charged for these periods, the amounts may have been reimbursed in whole or in part under the applicable expense caps in place for those periods.  After January 1, 2020, Support Services will be paid from the administration fee paid to the Administrator under the Administration Agreement.

Effective January 1, 2020, the last two paragraphs in the same section are deleted and replaced with the following:

Under a Sub-Administration and Accounting Services Agreement (“Sub-Administration Agreement”) among the Trust, the Administrator, and The Bank of New York Mellon (“BNY Mellon”), located at 4400 Computer Drive, Westborough, MA 01581, BNY Mellon performs certain administrative and accounting services for the Trust.  These services include, among others, preparing shareholder reports, providing statistical and research data, assisting the Funds and their managers with compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds.  In addition, BNY Mellon prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Trust.  The accounting services performed by BNY Mellon include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Funds.  The Funds are responsible for paying BNY Mellon for the services it provides under the Sub-Administration Agreement, including for any out-of-pocket expenses and independent security market quotes as specified in that Agreement.